Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating losses	$ 9,165	$ 5,779
Property, plant and equipment	142	1,279
Total deferred tax assets	9,307	7,058
Less: valuation allowance	(9,307)	(7,058)	$ (5,315)	$ (6,732)
Deferred tax assets
Net deferred tax assets